Trade and Other Payables - Schedule of Trade and Other Payables (Details) - AUD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Trade and Other Payables [Abstract]
Trade payables	$ 6,127,338	$ 5,644,797
Accrued and other payables	3,521,118	4,471,972
Total trade and other payables	$ 9,648,456	$ 10,116,769